OPERATING SEGMENT INFORMATION - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NON CURRENT
FIXED ASSETS	R$ 33,315,874	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925
Intangible	655,041	649,650	749,762	761,739
TOTAL NON-CURRENT ASSETS	136,748,252	134,364,795
Reportable Segment
NON CURRENT
FIXED ASSETS	33,315,874	32,370,392	26,915,420
Intangible	655,041	649,651	672,097
TOTAL NON-CURRENT ASSETS	33,970,915	33,020,043	27,587,517
Administration
NON CURRENT
FIXED ASSETS	1,545,786	1,468,494	1,697,310
Intangible	553,008	564,732	402,739
TOTAL NON-CURRENT ASSETS	2,098,794	2,033,226	2,100,049
Generation
NON CURRENT
FIXED ASSETS	31,770,088	30,901,898	25,218,110
Intangible	99,941	68,990	185,521
TOTAL NON-CURRENT ASSETS	31,870,029	30,970,888	25,403,631
Transmission
NON CURRENT
Intangible	2,092	15,929	83,837
TOTAL NON-CURRENT ASSETS	R$ 2,092	R$ 15,929	83,837
Distribution
NON CURRENT
FIXED ASSETS			R$ 1,050,417	R$ 1,108,115